Segment Reporting - Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Consolidated revenue	$ 16,819,866	$ 13,063,560	$ 12,449,705
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	11,774,003	9,179,527	8,321,249
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	3,276,281	2,193,758	2,043,918
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	1,591,487	1,496,433	1,727,187
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 178,095	$ 193,842	$ 357,351